Shareholders’ Equity	6 Months Ended
Jun. 30, 2023
Shareholders’ Equity [Abstract]
Shareholders’ Equity

Note 5 — Shareholders’ Equity

Share capital

1.	On April 14, 2023, the Company entered into a sales agreement with Alliance Global Partners, pursuant to which the Company may offer and sell, from time to time, to or through the Alliance Global Partners as agent or principal, ordinary shares an at-the-market offering, having an aggregate offering price of up to $5,744 thousands. On June 22, 2023, the Company filed a prospectus supplement reflecting a reduction in the size of the at-the-market offering to $502 thousands. During the reporting period, the Company sold 3,600 ordinary shares for a gross proceed of $7 thousands through the at-the-market offering. Issuance expenses were equal to the proceeds received.

2.	On June 23, 2023, one of the Company’s employees exercised 126,000 options into 126,000 ordinary shares for a total consideration of $5 thousands.

The following table summarizes the movement in share capital:

Ordinary shares
Six months ended June 30, 2023

Issued and paid-in share capital as at January 1	11,781,963
ATM	3,600
RSU vesting	381,479
Exercise of options to shares	126,000
Fund raising	1,330,000
Total	13,623,042